Investment in Operating Leases (Depreciation and Various Expenses Included in Costs of Operating Leases) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Leases [Abstract]
Depreciation expenses	¥ 202,858	¥ 195,047	¥ 185,277
Various expenses	54,463	57,280	58,260
Costs of operating leases	¥ 257,321	¥ 252,327	¥ 243,537